Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 25, 2019
Supplementary Cash Flow Information [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 46,792	$ 89,408
Additions	17,759	22,158
Plant and equipment- ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	17,759	22,158
Agreements With Communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 116,233	$ 7,369
Rosemont Project [Member] | Agreement with United Copper & Moly LLC ("UCM") [Member]
Supplementary Cash Flow Information [Line Items]
Loan receivable balance written off			$ 25,978